ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

10.	ACCRUALS AND OTHER CURRENT LIABILITIES

	As of March 31,
	2025	2026
	US$	US$

Accrued bonus and salaries	2,956,825	3,798,560
Other accruals	538,078	526,178
Advance from customer	378,424	-
Deferred consideration payable – business acquisitions	-	1,818,031
	3,873,327	6,142,769

Deferred consideration payable represents the contractual deferred cash consideration arising from the business acquisitions described in Note 3. The liability was initially recognized at its acquisition-date fair value and is subsequently measured at amortized cost using the effective interest method. Accordingly, the carrying amount is accreted over time to its contractual settlement amount, with the unwinding of the discount recognized as interest expense in the consolidated statements of operations.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS